Condensed Consolidated Balance Sheet (Unaudited) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and balances at central banks	£ 38,253	£ 29,376
Derivative financial instruments	2,089	870
Other financial assets at fair value through profit or loss	53	64
Loans and advances to banks	1,290	1,048
Loans and advances to customers	240,406	202,609
Reverse repurchase agreements - non-trading	10,725	17,678
Other financial assets at amortised cost	5,738	3,987
Macro hedge of interest rate risk	(385)	(80)
Financial assets at fair value through other comprehensive income	5,561	5,216
Interests in other entities	311	293
Intangible assets	2,500	1,511
Property, plant and equipment	1,648	1,511
Current tax assets	477	355
Retirement benefit assets	560	524
Other assets	3,031	1,857
Assets held for sale	18	18
Total assets	312,275	266,837
Liabilities
Deposits by banks	7,865	6,628
Deposits by customers	224,589	187,300
Repurchase agreements - non-trading	6,394	9,029
Derivative financial instruments	1,012	687
Other financial liabilities at fair value through profit or loss	1,742	1,250
Debt securities in issue	47,255	41,388
Macro hedge of interest rate risk	18	60
Other liabilities	2,444	2,173
Provisions	950	683
Deferred tax liabilities	417	437
Retirement benefit obligations	21	22
Subordinated liabilities	2,552	2,032
Total liabilities	295,259	251,689
Equity
Share capital	4,705	3,105
Share premium	1,119	1,119
Other equity instruments	2,060	1,860
Other reserves	(15)	186
Retained earnings	9,147	8,878
Total equity	17,016	15,148
Total liabilities and equity	£ 312,275	£ 266,837